Risk Management and Use of Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Risk Management and Use of Derivative Financial Instruments
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Derivatives Designated		at December 31,		at December 31,
as Hedging Instruments	Balance Sheet Location	2012	2011	2012	2011
Foreign currency contracts	Other assets, net	$172	$1,194	$-	$-
Foreign currency contracts	Accounts payable,
	accrued expenses, and
	other liabilities	-	-	(2,361)	-
Interest rate cap	Other assets, net	36	-	-	-
Interest rate swaps	Accounts payable,
	accrued expenses, and
	other liabilities	-	-	(5,411)	(4,155)

Derivatives Not Designated
as Hedging Instruments
Embedded credit derivative	Other assets, net	-	29	-	-
Stock warrants	Other assets, net	1,161	1,161	-	-
Total derivatives		$1,369	$2,384	$(7,772)	$(4,155)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)

	Amount of Gain (Loss) Recognized in
	Other Comprehensive Income (Loss) on Derivatives (Effective Portion)
	Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2012	2011	2010
Interest rate swaps	$(1,419)	$(1,028)	$(162)
Interest rate cap	(662)	-	-
Foreign currency contracts	(3,383)	1,300	99
Total	$(5,464)	$272	$(63)

		Amount of Gain (Loss) Reclassified from
		Other Comprehensive Income (Loss) into Income (Effective Portion)
		Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships		2012	2011	2010
Interest rate swaps	(a)	$(1,154)	$(533)	$-
Foreign currency contracts	(b)	912	254	(62)
Total		$(242)	$(279)	$(62)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

			Amount of Gain (Loss) Recognized in
			Income on Derivatives
Derivatives Not in Cash Flow		Location of Gain (Loss)	Years Ended December 31,
Hedging Relationships		Recognized in Income	2012	2011	2010
Embedded credit derivative	(a)	Other income and (expenses)	$(28)	$(17)	$(846)
Stock warrants		Other income and (expenses)	-	(162)	108
Interest rate swaps	(b)	Other income and (expenses)	-	(1,237)	-
Total			$(28)	$(1,416)	$(738)

Schedule of Derivative Instruments

			Notional	Cap	Effective	Effective	Expiration	Fair Value at
Description		Type	Amount	Rate	Interest Rate	Date	Date	December 31, 2012
1-Month LIBOR		“Pay-fixed” swap	$3,648	N/A	6.7%	2/2008	2/2018	$(614)
1-Month LIBOR		“Pay-fixed” swap	$11,253	N/A	5.6%	3/2008	3/2018	(1,669)
1-Month LIBOR		“Pay-fixed” swap	$5,983	N/A	6.4%	7/2008	7/2018	(1,049)
1-Month LIBOR		“Pay-fixed” swap	$3,828	N/A	6.9%	3/2011	3/2021	(600)
1-Month LIBOR		“Pay-fixed” swap	$5,734	N/A	5.4%	11/2011	12/2020	(293)
1-Month LIBOR		“Pay-fixed” swap	$5,878	N/A	4.9%	12/2011	12/2021	(304)
1-Month LIBOR		“Pay-fixed” swap	$8,789	N/A	5.1%	3/2012	11/2019	(483)
3-Month Euro Interbank Offered Rate (“Euribor”)	(a)	Interest rate cap	€53,986	3.0%	N/A	4/2012	4/2017	36
1-Month LIBOR		“Pay-fixed” swap	$1,960	N/A	4.6%	5/2012	11/2017	(52)
1-Month LIBOR		“Pay-fixed” swap	$9,875	N/A	3.3%	6/2012	6/2017	(165)
1-Month LIBOR		“Pay-fixed” swap	$9,956	N/A	1.6%	9/2012	10/2020	(182)
								$(5,375)

		Ownership					Effective
		Interest at		Notional	Cap		Interest	Effective	Expiration	Fair Value at
Description		December 31, 2012	Type	Amount	Rate	Spread	Rate	Date	Date	December 31, 2012
3-Month LIBOR	(a)	25.0%	“Pay-fixed swap”	€112,454	N/A	N/A	5.0%-5.6%	7/2006-4/2008	10/2015-7/2016	$(16,601)
3-Month LIBOR		27.3%	Interest rate cap	$119,260	4%	1.2%	N/A	8/2009	8/2014	1
3-Month Euribor	(a)	35.0%	“Pay-fixed swap”	€15,970	N/A	N/A	0.9%	4/2012	7/2013	(86)
										$(16,686)

	Notional	Strike	Effective	Expiration	Fair Value at
Type	Amount	Price	Date	Date	December 31, 2012
Collars	€2,262	$1.40 - 1.42	9/2011	3/2013	$172
Forward contracts	53,550	1.28 - 1.30	5/2012	6/2013 - 6/2017	(2,300)
Forward contracts	9,800	1.35	12/2012	9/2017 - 3/2018	(61)
	€65,612				$(2,189)

Schedules of Concentration of Risk, by Risk Factor
December 31, 2012
Region:
Total U.S.	66%
Germany	16%
Other Europe	15%
Total Europe	31%
Other international	3%
Total international	34%
Total	100%

Asset Type:
Industrial	37%
Warehouse/Distribution	23%
Retail	18%
Office	14%
All other	8%
Total	100%

Tenant Industry:
Retail	26%
All other	74%
Total	100%

Tenant:
Hellweg Die Profi-Baumarkte (Germany) (Retail industry)	12%